Label	Element	Value
Innovator Emerging Markets Power Buffer ETF™ - January | iShares MSCI Emerging Markets ETF, Expiration: 12/31/2026; Exercise Price: $0.55 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	108.50%
Innovator Emerging Markets Power Buffer ETF™ - January | iShares MSCI Emerging Markets ETF, Expiration: 12/31/2026; Exercise Price: $54.71 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.40%
Innovator Emerging Markets Power Buffer ETF™ - January | iShares MSCI Emerging Markets ETF, Expiration: 12/31/2026; Exercise Price: $46.50 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.40%)
Innovator Emerging Markets Power Buffer ETF™ - January | iShares MSCI Emerging Markets ETF, Expiration: 12/31/2026; Exercise Price: $62.62 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(10.70%)